Additional Cash Flow Disclosures	12 Months Ended
Dec. 31, 2021
Additional Cash Flow Disclosures [Abstract]
Additional Cash Flow Disclosures	Additional Cash Flow Disclosures

Net Change In Non-Cash Working Capital

For the years ended December 31,	2021	2020	2019
Change in:
Other receivables	$(776,394)	$1,979,111	$(2,017,122)
Prepaid expenses	(348,600)	286,391	(2,012,605)
Accounts payable and accrued liabilities	182,855	(1,368,203)	1,347,365
Other liabilities	228,294	(723,230)	807,877
Non-cash impact of foreign exchange	(194,142)	35,710	78,708
Change in non-cash working capital related to operating activities	$(907,987)	$209,779	$(1,795,777)

Other Cash Flow Disclosures

For the years ended December 31,	2021	2020	2019
Cash interest received	$190,339	$189,720	$274,094
Cash taxes paid	$34,959	$12,080	$5,448